Non-Controlling Interest	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

18. NON-CONTROLLING INTEREST

On March 29, 2019, AML, a majority-owned subsidiary of the Group, issued 112 shares to a director of the Group, which resulted an increase of his equity interest of AML from 5% to 6%. A deficit of $10,672 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements. On January 2, 2020, AML further issued 115 shares to a director of the Group, which resulted an increase of his equity interest of AML from 6% to 7%. A deficit of $22,325 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements. On January 2, 2021, AML further issued 117 shares to a director of the Group, which resulted an increase of his equity interest of AML from 7% to 8%. A deficit of $34,130 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements.

On April 24, 2019, the Smart Pharma Tokens (“SMPT tokens”) was announced to be launched. The SMPT tokens are secured by way of a floating charge against the Project intellectual property (“IP”) to guarantee the distribution of accrued sales-based royalties, sublicensing income or additional cash flow generated by drug candidates developed by the Smart-ACTTM platform. SMPT token holders will only be eligible to receive a token distribution if any sales-based royalties, sublicensing income or additional cash flow is generated by drug candidates developed by the Smart-ACTTM platform, as and when SPLP declares the distribution. Because the token distribution is secured by a security interest in such intellectual property rights, if and when SPLP defaults in its distribution obligations to the SMPT token holders, or in the event of liquidation, dissolution or winding up of SPLP, the floating charge may crystallize into a fixed charge over the charged assets (i.e., the Project IP owned by SPLP).

Total 1 billion SMPT tokens are offered by Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group. In July 2019, SPLP transferred 100,000,000 SMPT tokens to Aenco Solutions Limited, a related party of the Group, in exchange for the services related to the tokens creation, offering and 5-year consultancy service. Amount of $300,000 were classified as a component of non-controlling interests within the Group’s consolidated financial statements. The remaining 900,000,000 SMPT tokens are remained and kept by SPLP. On May 27, 2021, Aptorum Therapeutics Limited, which is a wholly owned subsidiary of Aptorum Group Limited, entered into a Share Sale Agreement to sell all of the shares of SMPTH Limited to Aeneas Group Limited at the consideration $1. The $300,000 non-controlling interests was included in the calculation of amount to be reclassified to additional paid-in capital as a result of common control transaction.

On September 25, 2020, Aptorum Innovation Holding Limited (“AIHL”), a wholly-owned subsidiary of the Group, signed a share subscription and shareholders agreement with certain new individuals and institutions to subscribe ordinary shares of Aptorum Innovation Holding Pte. Limited, a wholly-owned subsidiary of AIHL before the share subscription agreement. As a result, AIHL’s equity interest in Aptorum Innovation Holding Pte. Limited was decreased from 100% to 75%. A deficit of $3,090 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements.

On December 30, 2021, two of the Group’s subsidiaries, Mios Pharmaceuticals Limited (“Mios”) and Scipio Life Sciences Limited (“Scipio”), issued Class A and Class B ordinary shares to various parties; for each such entity, each Class A ordinary share is entitled to 1 vote and 1 share of economic interest of the respective company, while each Class B ordinary share is entitled to 10 votes and 0.001 share of economic interest of the respective company. On December 31, 2021, Mios and Scipio further issued Class A ordinary shares to the Group in exchange of certain projects licenses. Upon these share issuances, the Group was holding 97.93% economic interest and 36.17% voting power in Mios, and 97.93% economic interest and 35.06% voting power in Scipio, respectively.   Since the sole director of Mios and Scipio is an executive director of the Group, the Group can effectively participate in all significant financial and operating decisions in these two companies through the power granted to the sole director in Mios and Scipio’s Articles of Association. The Group is deemed to have control over Mios and Scipio and hence these two companies are still within the Group. As a result, a total deficit of $27,293 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements.

As of December 31, 2021, non-controlling interest related to 25% equity interest in Aptorum Innovations Holding Pte. Limited, 10% equity interest in mTOR (Hong Kong) Limited, 8% equity interest in Aptorum Medical Limited, 2.07% equity interest in Mios Pharmaceuticals Limited, 2.07% equity interest in Scipio Life Sciences Limited and 20% equity interest in Acticule Life Sciences Limited in the consolidated balance sheets was deficit of $6,101,223 in total. As of December 31, 2020, non-controlling interest related to 25% equity interest in Aptorum Innovations Holding Pte. Limited, 10% equity interest in mTOR (Hong Kong) Limited, 7% equity interest in Aptorum Medical Limited, 20% equity interest in Acticule Life Sciences Limited, 20% equity interest in the Lanither Life Sciences Limited and the token issued by SPLP in the consolidated balance sheets was deficit of $3,681,858 in total.

For the years ended December 31, 2021, 2020 and 2019, non-controlling interest in the consolidated statements of operations were loss of $2,065,904, $2,146,687 and $1,430,176, respectively.